Treasury Obligations Fund | Summary - Money Market Funds (Reserve Shares)
Fund Summary Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Treasury Obligations Fund Reserve, Treasury Obligations Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Treasury Obligations Fund Reserve, Treasury Obligations Fund
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses: Shareholder Servicing Fee	0.25%
Other Expenses: Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.99%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Treasury Obligations Fund Reserve, Treasury Obligations Fund
1 year	101
3 years	315
5 years	547
10 years	1,213

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in:

• obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (“FDIC-guaranteed obligations”) and

• repurchase agreements secured by FDIC-guaranteed obligations.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

FDIC-Guaranteed Obligation Risk — Investments in FDIC-guaranteed obligations subject the fund to the additional risk that payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR	[1]

Best Quarter: Quarter ended December 31, 2006 1.07% Worst Quarter: Quarter ended December 31, 2010* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/10
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Treasury Obligations Fund Reserve, Treasury Obligations Fund	Aug. 31, 2005	none	1.81%	1.88%

[1]	Total return for the period 1/1/11 through 9/30/11 was 0.00%.